Changes in Liabilities Arising From Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	£ 48,707	£ 56,434
Cash flows from financing activities	2,730	(7,637)	£ (6,388)
Cash flows from operating activities	(2,453)	369
- Unrealised foreign exchange	1,520	(490)
- Other changes	1,780	31
Ending Balance	52,284	48,707	56,434
Debt Securities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	42,633	50,346
Cash flows from financing activities	4,615	(7,081)
Cash flows from operating activities	(2,522)	115
- Unrealised foreign exchange	1,371	(255)
- Other changes	595	(492)
Ending Balance	46,692	42,633	50,346
Subordinated liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	3,793	4,303
Cash flows from financing activities	(277)	(52)
Cash flows from operating activities	69	254
- Unrealised foreign exchange	149	(235)
- Other changes	(133)	(477)
Ending Balance	3,601	3,793	4,303
Other Equity Instruments [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,281	1,785
Cash flows from financing activities	(290)	496
Ending Balance	1,991	2,281	£ 1,785
Dividends Paid [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows from financing activities	(1,318)	(1,000)
- Other changes	£ 1,318	£ 1,000